MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2025 (Unaudited)

Mutual Funds (98.1%)	Shares	Value

Schwab Fundamental US Small Company Index	50,466	$ 828,145
Hennessy Cornerstone Mid Cap 30 Class I	36,870	789,757
Ageis Value Class I	18,719	749,494
Natixis Vaughan Nelson Small Cap Value Class Y	35,434	699,463
Invesco Small Cap Value Class Y	28,660	697,872
Fuller & Thaler Behavioral Small Cap Equity Class I	16,605	694,600
Vanguard Small Cap Value Index Admiral Class	8,626	690,253
Congress Small Cap Growth Class I	16,248	681,756
Oberweis Micro Cap Investor Class	17,228	675,672
Paradigm Micro Cap	13,943	647,912
Virtus KAR Small Cap Core Class I	11,864	641,001
Hood River Small Cap Growth Class I	9,653	609,103
Thrivent Small Cap Stock Class S	19,894	577,111
Fidelity Stock Selector Small Cap	15,439	522,910
Oberweis Small-Cap Opportunities Class I	21,096	490,069

Total Mutual Funds (Cost $ 8,608,446)		9,995,118

Short-Term Securities (1.5%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 155,153)		155,153

Total Short-Term Securities		155,153

Total Investments in Securities (Cost $ 8,763,599) (99.6%)		10,150,271

Net Other Assets and Liabilities (0.4%)		33,669

Net Assets (100%)		$ 10,183,940

As of March 31, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$8,608,446
Unrealized appreciation	1,413,762
Unrealized depreciation	27,090
Net unrealized appreciation (depreciation)	1,386,672

MH Elite Portfolio of Funds Trust

March 31, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 9,995,118	-	-	$ 9,995,118
Short Term Investments	155,153	-	-	155,153
Total Investments in Securities	$ 10,150,271	-	-	$ 10,150,271

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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